INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2024
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

9.	INTANGIBLE ASSETS AND GOODWILL

Indefinite lived intangible assets and goodwill	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Balance – beginning	725,668	725,668	725,668
Additions – grower licenses	532,000	-	-
Balance – ending	1,257,668	725,668	725,668

Additions during the year ended December 31, 2024, resulted from the company acquiring Illinois cultivation licenses in the amount of $532,000 for Rogue EBC’s joint arrangement.